COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

30. COMMITMENTS AND CONTINGENCIES

        Capital commitments—As of December 31, 2014, the Group had entered into purchase agreements of approximately RUB 41,798 million to acquire property, plant and equipment, intangible assets and costs related thereto.

        Operating leases—The Group has entered into non-cancellable agreements to lease space for telecommunications equipment, offices and transmission channels, which expire in various years up to 2064. Rental expenses under the operating leases of RUB 16,220 million, RUB 14,677 million and RUB 13,334 million for the years ended December 31, 2014, 2013 and 2012, respectively, are included in general and administrative expenses in the accompanying consolidated statements of operations and comprehensive income. Rental expenses under the operating leases of RUB 7,860 million, RUB 7,583 million and RUB 7,207 million for the years ended December 31, 2014, 2013 and 2012, respectively, are included in cost of services in the accompanying consolidated statements of operations and comprehensive income. Future minimum lease payments due under these leases for the five years ending December 31, 2019 and thereafter are as follows:

Payments due in the years ended December 31,
2015	5,172
2016	691
2017	384
2018	269
2019	222
Thereafter	1,700

Total	8,438

        Taxation—Russia and other CIS countries currently have a number of laws related to various taxes imposed by both federal and regional governmental authorities. Applicable taxes include VAT, corporate income tax (profits tax), a number of turnover-based taxes, and payroll (social) taxes. Laws related to these taxes have not been in force for significant periods, in contrast to more developed market economies; therefore, the government's implementation of these regulations is often inconsistent or nonexistent. Accordingly, few precedents with regard to tax rulings have been established. Tax declarations, together with other legal compliance areas (for example, customs and currency control matters), are subject to review and investigation by a number of authorities, which are enabled by law to impose extremely severe fines, penalties and interest charges. These facts create tax risks in Russia and the CIS countries that are more significant than those typically found in countries with more developed tax systems.

        Generally, according to Russian and Ukrainian tax legislation, tax declarations remain open and subject to inspection for a period of three years following the tax year. As of December 31, 2014, tax declarations of MTS OJSC and other subsidiaries in Russia and Ukraine for the preceding three fiscal years were open for further review. In December 2014 tax authorities commenced review of tax declarations of MTS OJSC and Comstar-Regions CJSC for the years ended December 31, 2013 and 2012.

        In December 2010, the Russian tax authorities completed a tax audit of MTS OJSC for the years ended December 31, 2007 and 2008. Based on the results of this audit, the Russian tax authorities determined that RUB 353.9 million in additional taxes, penalties and fines were payable by the Group. The resolution did not come into force as the Group prepared and filed a petition with the Federal Tax Service to declare the tax authorities' resolution to be invalid. In September 2011, the Federal Tax Service partially satisfied the Group's petition, decreasing the amount of additional taxes, penalties and fines payable by the Group by RUB 173.9 million. The Group filed an appeal for RUB 84.2 million of the remaining RUB 180.0 million with the Moscow Arbitrate Court. In August 2013, the Moscow Arbitrate Court issued a ruling to partly grant the Group's claim, which was subsequently confirmed by the Arbitrate Appeal Court in November 2013. However, the Group appealed the decision of the Arbitrate Appeal Court in the Federal Arbitrate Court of Moscow District, which issued a ruling to partly grant the Group's claim in March 2014. No further actions were taken by the Group in respect of remaining RUB 137.1 million.

        In June 2013, the Russian tax authorities completed a tax audit of MTS OJSC for the years ended December 31, 2009, 2010 and 2011. Based on the results of this audit, the Russian tax authorities determined that RUB 253.4 million in additional taxes, penalties and fines were payable by the Group. The claim was accrued in full amount in the consolidated financial statements for the year ended December 31, 2013, including RUB 83.0 million in provision for income taxes and RUB 170.4 million in other operating expense and final amounts due were paid in January 2014. In December 2013, the Group appealed the resolution of this assessment to the Federal Tax Service. The Federal Tax Service refused to grant the appeal. The Group did not submit further appeals.

        The Group purchases supplemental software from foreign suppliers of telecommunications equipment in the ordinary course of business, which is subject to customs regulation. In addition pricing of revenue and expenses between each of the Group's subsidiaries and various discounts and bonuses to the Group's subscribers in the course of performing its marketing activities may be subject to transfer pricing rules. Management believes that it has adequately provided for tax and customs liabilities in the accompanying consolidated financial statements. As of December 31, 2014 and 2013, the provision accrued for taxes other than income tax and customs settlements amounted to RUB 2,999 million and RUB 2,278 million, respectively, and was included in accrued liabilities in the accompanying consolidated statements of financial position. In addition, the accrual for unrecognized income tax benefits, potential penalties and interest recorded in accordance with FASB ASC 740, Income Taxes, totaled RUB 342 million and RUB 615 million as of December 31, 2014 and 2013, respectively, and was included in income tax payable in the accompanying consolidated statements of financial position. However, the risk remains that the relevant tax and customs authorities could take differing positions with regard to interpretive issues and the effect could be significant. The Federal Customs Service is currently reviewing MTS OJSC activities, which are subject to customs regulations, for the years ended December 31, 2014, 2013 and 2012.

        Licenses—In July 2012, the Federal Service for Supervision in the Area of Communications, Information Technologies and Mass Media allocated MTS the necessary license and frequencies to provide LTE telecommunication services in Russia. Under the terms and conditions of the LTE license, the Group is obligated to fully deploy LTE networks within seven years, commencing from January 1, 2013, and deliver LTE services in each population center with over 50,000 inhabitants in Russia by 2019. Also, the Group is obligated to invest at least RUB 15 billion annually toward the LTE roll-out until the network is fully deployed. Management believes that as of December 31, 2014 the Group is in compliance with these conditions.

        In May 2007, the Federal Service for Supervision in the Area of Communications, Information Technologies and Mass Media awarded MTS a license to provide 3G services in Russia. The 3G license was granted subject to certain capital and other commitments. Management believes that as of December 31, 2014 the Group complied with these conditions.

        Bitel—In December 2005, MTS Finance acquired a 51.0% stake in Tarino Limited ("Tarino"), from Nomihold Securities Inc. ("Nomihold"), for RUB 4,322 million ($150.0 million at exchange rate for December 2005) in cash based on the belief that Tarino was at that time the indirect owner, through its wholly owned subsidiaries, of Bitel LLC ("Bitel"), a Kyrgyz company holding a GSM 900/1800 license for the entire territory of Kyrgyzstan.

        Following the purchase of the 51.0% stake, MTS Finance entered into a put and call option agreement with Nomihold for the remaining 49.0% interest in Tarino shares and a proportional interest in Bitel shares ("Option Shares"). The call option was exercisable by MTS Finance from November 22, 2005 to November 17, 2006, and the put option was exercisable by Nomihold from November 18, 2006 to December 8, 2006. The call and put option price was RUB 4,898 million ($170.0 million at exchange rate for December 2005).

        Following a decision of the Kyrgyz Supreme Court on December 15, 2005, Bitel's corporate offices were seized by a third party. As the Group did not regain operational control over Bitel's operations in 2005, it accounted for its 51.0% investment in Bitel at cost as at December 31, 2005. The Group appealed the decision of the Kyrgyz Supreme Court in 2006, but the court did not act within the time period permitted for appeal. The Group subsequently sought the review of this dispute over the ownership of Bitel by the Prosecutor General of Kyrgyzstan to determine whether further investigation could be undertaken by the Kyrgyz authorities.

        In January 2007, the Prosecutor General of Kyrgyzstan informed the Group that there were no grounds for involvement by the Prosecutor General's office in the dispute and that no legal basis existed for the Group to appeal the decision of the Kyrgyz Supreme Court. Consequently, the Group wrote off the costs relating to the purchase of the 51.0% stake in Bitel, which was reflected in its annual consolidated financial statements for the year ended December 31, 2006. Furthermore, with the impairment of the underlying asset, a liability of RUB 4,476 million ($170.0 million as of December 31, 2006) was recorded with an associated charge to non-operating expenses.

        In November 2006, MTS Finance received a letter from Nomihold purporting to exercise the put option and sell the Option Shares for RUB 4,526 million ($170.0 million at exchange rate for November 2006) to MTS Finance. In January 2007, Nomihold commenced an arbitration proceeding against MTS Finance in the London Court of International Arbitration ("LCIA") in order to compel MTS Finance to purchase the Option Shares. Nomihold sought specific performance of the put option, unspecified monetary damages, interest, and costs. In January 2011, LCIA made an award in favor of Nomihold satisfying Nomihold's specific performance request and ordered MTS Finance to pay to Nomihold the award ("Award") including RUB 5,115 million ($170.0 million at exchange rate for January 2011) for the Option Shares and RUB 178 million ($5.9 million at exchange rate for January 2011) in damages, bearing interest until Award is satisfied. In addition to the RUB 4,476 million ($170.0 million as of December 31, 2006) liability related to this case and accrued in the year ended December 31, 2006, the Group recorded an additional loss in the amount of RUB 224 million ($7.2 million at exchange rate for the year ended December 31, 2012), RUB 94 million ($3.2 million at exchange rate for the year ended December 31, 2011) and RUB 1,239 million ($40.8 million at exchange rate for the year ended December 31, 2010) in the consolidated financial statements for the years ended December 31, 2012, 2011, and 2010, respectively, representing damages, other costs and interest accrued on the awarded sums. The total liability accrued amounted to RUB 7,236 million ($221 million as of June 22, 2013).

        In June 2013, an agreement was reached between Altimo, Altimo Holdings, MTS OJSC, MTS Finance, Nomihold and other associated parties to settle all disputes that have arisen from investments in Bitel ("the Agreement"). The Agreement covers matters involving a number of parties and legal proceedings, including those in the Isle of Man, London, Luxembourg and other jurisdictions. Pursuant to the Agreement all proceedings between the parties and their associated parties have been discontinued and waived, and MTS OJSC received a total payment of RUB 4,909 million ($150 million at exchange rates at the dates of payments) ("Settlement Payment"). All parties made the necessary submissions to the respective courts and tribunals to document the settlement, which, among other actions, fully discharged any and all outstanding obligations under the Award rendered by LCIA against MTS Finance in January 2011, as well as settled the tripartite LCIA arbitration between MTS OJSC, MTS Finance and Nomihold and a tort action filed by Nomihold against MTS OJSC in the English Courts.

        The Group released provision of RUB 7,236 million ($221 million), comprising RUB 5,566 million ($170 million) set by LCIA to exercise the put option for acquisition of the remaining 49% stake in Bitel plus RUB 1,670 million ($51 million) in damages, interest and other costs that had been provided for in relation to the dispute with Nomihold. The release of the provision was recognized as non-operating income in the accompanying consolidated statements of operations and comprehensive income for the year ended December 31, 2013, being the same line item through which the initial charge was taken.

        The Group recognized a gain of RUB 4,911 million ($150 million) with respect to the Settlement Payment in the consolidated statement of operations and comprehensive income for the year ended December 31, 2013, of which RUB 1,060 million ($32.4 million) was recognized as operating income, and RUB 3,851 million ($117.6 million) as non-operating income on a pro-rata basis with respect to the expenses previously incurred and recognized in relation to the Bitel dispute.

        Other litigation—In the ordinary course of business, the Group is a party to various legal, tax and customs proceedings, and subject to claims, certain of which relate to developing markets and evolving fiscal and regulatory environments in which MTS operates. Management believes that the Group's liability, if any, in all such pending litigation, other legal proceeding or other matters will not have a material effect upon its financial condition, results of operations or liquidity of the Group.

        Potential adverse effects of economic instability and sanctions—In 2014 political and economic sanctions were introduced by the EU, US and other countries targeting certain Russian economic sectors. There is significant uncertainty regarding the extent and timing of further sanctions. Also, Russian Ruble has materially depreciated against the U.S. Dollar and Euro and ruble interest rates have increased significantly after the Central Bank of Russia raised its key rate to 17%.

        These factors resulted in a higher cost of capital, increased inflation and uncertainty regarding further economic growth, which could have a negative impact on the Group's business including ability to obtain financing on commercially reasonable terms. Management believes it is taking the appropriate measures to support the sustainability of the Group's business in the current circumstances. The Group has a hedging policy in place, which partly mitigated variability of cash outflows, denominated in foreign currencies.

        Investigations into former operations in Uzbekistan—In March 2014, the Group received requests for the provision of information from the United States Securities and Exchange Commission and the United States Department of Justice relating to an investigation of the Group's former subsidiary in Uzbekistan (Note 4). The Company cannot predict the outcome of the investigations, including any fines or penalties that may be imposed, and such fines or penalties could be significant.